Quarterly Report
September 30, 2020
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 2.0%
Honeywell International, Inc.	15,438	$2,541,249
Huntington Ingalls Industries, Inc.	6,791	955,833
Lockheed Martin Corp.	7,825	2,999,166
Northrop Grumman Corp.	6,349	2,003,046
		$8,499,294
Alcoholic Beverages – 0.3%
Molson Coors Beverage Co.	32,187	$1,080,196
Automotive – 0.8%
Lear Corp.	32,425	$3,535,946
Biotechnology – 1.6%
Biogen, Inc. (a)	15,299	$4,340,020
Gilead Sciences, Inc.	29,153	1,842,178
Incyte Corp. (a)	7,074	634,821
		$6,817,019
Business Services – 2.6%
Amdocs Ltd.	33,524	$1,924,613
Fidelity National Information Services, Inc.	14,096	2,075,072
Fiserv, Inc. (a)	45,411	4,679,603
PayPal Holdings, Inc. (a)	12,361	2,435,488
		$11,114,776
Cable TV – 1.6%
Charter Communications, Inc., “A” (a)	11,246	$7,021,328
Chemicals – 0.9%
Eastman Chemical Co.	47,779	$3,732,496
Computer Software – 8.7%
Adobe Systems, Inc. (a)	13,300	$6,522,719
Microsoft Corp.	148,543	31,243,049
		$37,765,768
Computer Software - Systems – 8.4%
Apple, Inc.	309,901	$35,889,635
ServiceNow, Inc. (a)	1,761	854,085
		$36,743,720
Construction – 2.4%
D.R. Horton, Inc.	18,794	$1,421,390
Eagle Materials, Inc.	8,931	770,924
Masco Corp.	38,486	2,121,733
Mid-America Apartment Communities, Inc., REIT	29,807	3,456,122
Sherwin-Williams Co.	1,423	991,461
Toll Brothers, Inc.	38,706	1,883,434
		$10,645,064
Consumer Products – 2.2%
Colgate-Palmolive Co.	36,854	$2,843,286
Kimberly-Clark Corp.	41,180	6,080,639
Procter & Gamble Co.	5,164	717,744
		$9,641,669

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.3%
AMETEK, Inc.	12,010	$1,193,794
Electronics – 5.2%
Applied Materials, Inc.	82,649	$4,913,483
Intel Corp.	166,256	8,608,736
NVIDIA Corp.	13,566	7,342,190
Texas Instruments, Inc.	13,800	1,970,502
		$22,834,911
Energy - Independent – 1.7%
Cabot Oil & Gas Corp.	19,226	$333,764
ConocoPhillips	59,381	1,950,072
Devon Energy Corp.	81,763	773,478
EOG Resources, Inc.	17,031	612,094
Pioneer Natural Resources Co.	3,699	318,077
Valero Energy Corp.	68,801	2,980,459
WPX Energy, Inc. (a)	105,732	518,087
		$7,486,031
Food & Beverages – 2.2%
General Mills, Inc.	24,614	$1,518,192
Ingredion, Inc.	21,174	1,602,448
J.M. Smucker Co.	14,697	1,697,797
Mondelez International, Inc.	12,901	741,163
PepsiCo, Inc.	30,052	4,165,207
		$9,724,807
Food & Drug Stores – 2.1%
Kroger Co.	21,029	$713,094
Wal-Mart Stores, Inc.	59,519	8,327,303
		$9,040,397
Gaming & Lodging – 0.2%
Marriott International, Inc., “A”	9,414	$871,548
General Merchandise – 0.6%
Dollar General Corp.	13,025	$2,730,301
Health Maintenance Organizations – 1.3%
Cigna Corp.	8,715	$1,476,408
Humana, Inc.	9,718	4,022,183
UnitedHealth Group, Inc.	1,064	331,723
		$5,830,314
Insurance – 3.1%
Berkshire Hathaway, Inc., “B” (a)	8,652	$1,842,357
Everest Re Group Ltd.	10,485	2,071,207
Hartford Financial Services Group, Inc.	72,057	2,656,021
MetLife, Inc.	127,469	4,738,023
Prudential Financial, Inc.	27,485	1,745,847
Reinsurance Group of America, Inc.	4,514	429,687
		$13,483,142
Internet – 6.7%
Alphabet, Inc., “A” (a)	6,031	$8,839,034
Alphabet, Inc., “C” (a)	6,572	9,658,211
Facebook, Inc., “A” (a)	41,499	10,868,588
		$29,365,833

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.5%
Activision Blizzard, Inc.	14,035	$1,136,133
Electronic Arts, Inc. (a)	37,402	4,877,595
Take-Two Interactive Software, Inc. (a)	2,026	334,736
		$6,348,464
Machinery & Tools – 3.6%
AGCO Corp.	59,688	$4,433,028
Dover Corp.	3,688	399,558
Eaton Corp. PLC	67,957	6,933,652
Roper Technologies, Inc.	9,354	3,695,859
		$15,462,097
Major Banks – 4.8%
Bank of America Corp.	291,712	$7,027,342
Comerica, Inc.	17,282	661,037
Goldman Sachs Group, Inc.	4,573	919,036
JPMorgan Chase & Co.	54,586	5,254,994
Morgan Stanley	89,284	4,316,881
State Street Corp.	49,338	2,927,224
		$21,106,514
Medical & Health Technology & Services – 2.6%
CVS Health Corp.	29,041	$1,695,994
HCA Healthcare, Inc.	35,447	4,419,532
McKesson Corp.	28,146	4,191,784
Quest Diagnostics, Inc.	9,978	1,142,381
		$11,449,691
Medical Equipment – 2.4%
Abbott Laboratories	14,860	$1,617,214
Boston Scientific Corp. (a)	54,425	2,079,579
DexCom, Inc. (a)	1,136	468,293
Medtronic PLC	60,659	6,303,684
		$10,468,770
Natural Gas - Distribution – 1.4%
Sempra Energy	49,883	$5,904,152
Network & Telecom – 0.8%
CoreSite Realty Corp., REIT	11,361	$1,350,596
QTS Realty Trust, Inc., REIT, “A”	31,626	1,993,070
		$3,343,666
Oil Services – 0.1%
National Oilwell Varco, Inc.	40,053	$362,880
Other Banks & Diversified Financials – 4.7%
Citigroup, Inc.	112,044	$4,830,217
Mastercard, Inc., “A”	20,669	6,989,636
S&P Global, Inc.	15,019	5,415,851
Visa, Inc., “A”	16,860	3,371,494
		$20,607,198
Pharmaceuticals – 5.6%
Eli Lilly & Co.	41,827	$6,191,233
Johnson & Johnson	76,483	11,386,789
Merck & Co., Inc.	82,473	6,841,135
		$24,419,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.8%
Republic Services, Inc.	13,005	$1,214,017
Waste Management, Inc.	19,876	2,249,367
		$3,463,384
Precious Metals & Minerals – 0.1%
Newmont Corp.	6,940	$440,343
Railroad & Shipping – 1.8%
CSX Corp.	44,941	$3,490,568
Kansas City Southern Co.	24,792	4,483,137
		$7,973,705
Real Estate – 1.4%
Brixmor Property Group, Inc., REIT	156,564	$1,830,233
STORE Capital Corp., REIT	65,918	1,808,131
W.P. Carey, Inc., REIT	40,065	2,610,635
		$6,248,999
Restaurants – 1.1%
Domino's Pizza, Inc.	5,408	$2,299,914
Starbucks Corp.	27,418	2,355,755
		$4,655,669
Specialty Chemicals – 0.5%
Linde PLC	8,725	$2,077,684
Specialty Stores – 7.3%
Amazon.com, Inc. (a)	8,255	$25,992,766
AutoZone, Inc. (a)	348	409,819
Home Depot, Inc.	19,179	5,326,200
		$31,728,785
Telecommunications - Wireless – 0.7%
T-Mobile USA, Inc. (a)	28,093	$3,212,716
Telephone Services – 0.2%
Verizon Communications, Inc.	13,135	$781,401
Tobacco – 1.0%
Altria Group, Inc.	70,937	$2,741,005
Philip Morris International, Inc.	19,924	1,494,101
		$4,235,106
Utilities - Electric Power – 1.9%
AES Corp.	86,225	$1,561,535
Edison International	26,762	1,360,580
Exelon Corp.	91,115	3,258,272
NRG Energy, Inc.	71,177	2,187,981
		$8,368,368
Total Common Stocks		$431,817,103
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.1% (v)	1,301,071	$1,301,071

Other Assets, Less Liabilities – 0.5%		2,386,140
Net Assets – 100.0%		$435,504,314

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,301,071 and $431,817,103, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$431,817,103	$—	$—	$431,817,103
Mutual Funds	1,301,071	—	—	1,301,071
Total	$433,118,174	$—	$—	$433,118,174
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,668,643	$44,081,383	$46,448,616	$(254)	$(85)	$1,301,071

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,687	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.